Notes to the consolidated financial statements - Grants with government agencies and similar bodies (Details) € in Thousands, $ in Thousands		1 Months Ended										2 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	Jul. 31, 2020 EUR (€)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 EUR (€)	Feb. 28, 2019 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2016 USD ($)	Nov. 30, 2016 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Disclosure Of Government Grants
Reimbursement of approved expenses															€ 23,736	€ 5,385	€ 808
Grant amount received/eligible to receive															31,599	9,304	214
Coalition for Epidemic Preparedness Innovations
Disclosure Of Government Grants
Maximum grant | $																		$ 15,300	$ 8,300
Reimbursement of approved expenses															15,953	3,607
Maximum amount under the partnership agreement | $							$ 34,000
Term of the partnership agreement							3 years
Period for which the costs are to be covered							6 months
Amount deducted from the carrying amount of qualifying assets	€ 3,239												€ 3,239		3,239	2,325
Grants received and deferred	1,325												1,325		1,325	2,886
German Federal Ministry of Education and Research
Disclosure Of Government Grants
Reimbursement of approved expenses	6,602			€ 252,000
Grants received and deferred	28,630												28,630		28,630
Grant amount received/eligible to receive															103,000
German Federal Ministry of Education and Research | Forecast
Disclosure Of Government Grants
Grant amount received/eligible to receive														€ 149,000
Bill & Melinda Gates Foundation (BMGF)
Disclosure Of Government Grants
Reimbursement of approved expenses															1,183	768	€ 486
Grants received and deferred	€ 2,164												2,164		€ 2,164	€ 1,262
Grant amount received/eligible to receive										$ 653	€ 614
Bill & Melinda Gates Foundation (BMGF), Grant for development of a universal influenza vaccine
Disclosure Of Government Grants
Grant amount received/eligible to receive		$ 322	€ 280		$ 540	€ 486		$ 1,000	€ 852
Bill & Melinda Gates Foundation (BMGF), Grant for malaria vaccine
Disclosure Of Government Grants
Grant amount received/eligible to receive								$ 800	€ 673			$ 1,449	€ 1,208